Schedule of Investments
as of March 31, 2025 (Unaudited)
The European Equity Fund, Inc.
Shares Value ($)
Common Stocks 95.2%
France 20.2%
Banks 2.0%
Societe Generale SA 32,674 1,460,567
Building Products 1.5%
Cie de Saint-Gobain SA 11,146 1,103,855
Construction & Engineering 1.8%
Vinci SA 10,591 1,330,272
Diversified Telecommunication Services 1.1%
Orange SA 58,462 757,352
Electrical Equipment 1.9%
Schneider Electric SE 6,013 1,368,619
Entertainment 0.4%
Vivendi SE 85,716 255,225
Insurance 4.8%
AXA SA 54,014 2,298,404
SCOR SE 40,074 1,152,111
3,450,515
IT Services 0.6%
Capgemini SE 3,101 462,341
Oil, Gas & Consumable Fuels 1.8%
TotalEnergies SE 19,869 1,280,215
Personal Care Products 1.7%
L'Oreal SA 3,224 1,193,776
Pharmaceuticals 1.1%
Sanofi SA 7,452 820,269
Textiles, Apparel & Luxury Goods 1.5%
LVMH Moet Hennessy Louis Vuitton SE 1,769 1,092,244
Total France (Cost $14,114,761) 14,575,250
Germany 19.6%
Diversified Telecommunication Services 1.1%
Deutsche Telekom AG (Registered) 22,175 819,535
Health Care Providers & Services 2.8%
Fresenius SE & Co KGaA* 48,383 2,057,226
Independent Power & Renewable Electricity Producers 0.9%
RWE AG 18,682 666,230

Shares Value ($)
Insurance 2.7%
Allianz SE (Registered) 5,157 1,961,042
Interactive Media & Services 1.6%
Scout24 SE 144A 11,365 1,183,233
Machinery 2.2%
Daimler Truck Holding AG 17,444 699,323
Knorr-Bremse AG 9,357 844,319
1,543,642
Multi-Utilities 2.1%
E.ON SE 101,509 1,530,431
Passenger Airlines 1.0%
Deutsche Lufthansa AG (Registered) 103,843 750,959
Pharmaceuticals 1.0%
Merck KGaA 5,163 705,927
Software 2.6%
SAP SE 6,979 1,842,121
Textiles, Apparel & Luxury Goods 0.9%
adidas AG 2,769 648,046
Trading Companies & Distributors 0.7%
Brenntag SE 8,240 530,392
Total Germany (Cost $11,087,373) 14,238,784
United Kingdom 19.6%
Banks 3.6%
HSBC Holdings PLC 232,688 2,624,791
Capital Markets 1.7%
London Stock Exchange Group PLC 8,144 1,204,707
Electric Utilities 1.0%
SSE PLC 36,127 743,326
Hotels, Restaurants & Leisure 2.9%
Compass Group PLC 63,078 2,078,680
Interactive Media & Services 0.9%
Auto Trader Group PLC 144A 69,757 670,095
Media 1.1%
Informa PLC 83,569 829,958
Oil, Gas & Consumable Fuels 2.7%
Shell PLC 54,481 1,986,655
Pharmaceuticals 2.6%
AstraZeneca PLC 12,683 1,842,416

Shares Value ($)
Professional Services 2.2%
RELX PLC 31,571 1,578,319
Trading Companies & Distributors 0.9%
Ashtead Group PLC 11,543 617,742
Total United Kingdom (Cost $10,412,246) 14,176,689
Switzerland 9.6%
Chemicals 2.2%
DSM-Firmenich AG 8,220 811,057
Sika AG (Registered) 3,153 760,000
1,571,057
Food Products 2.0%
Nestle SA (Registered) 13,981 1,412,168
Pharmaceuticals 4.6%
Novartis AG (Registered) 15,802 1,747,957
Roche Holding AG 4,948 1,625,092
3,373,049
Textiles, Apparel & Luxury Goods 0.8%
Cie Financiere Richemont SA ''A'' (Registered) 3,520 608,687
Total Switzerland (Cost $7,574,631) 6,964,961
Netherlands 5.9%
Banks 2.0%
ABN AMRO Bank NV (CVA) 144A 67,370 1,408,626
Financial Services 0.8%
Adyen NV 144A* 380 577,022
Semiconductors & Semiconductor Equipment 3.1%
ASML Holding NV 3,463 2,266,464
Total Netherlands (Cost $2,399,974) 4,252,112
Denmark 4.3%
Air Freight & Logistics 1.2%
DSV A/S 4,543 876,348
Pharmaceuticals 3.1%
Novo Nordisk A/S ''B'' 32,396 2,203,286
Total Denmark (Cost $1,524,711) 3,079,634
Sweden 3.7%
Banks 1.2%
Swedbank AB ''A''
†
37,067 840,738

Shares Value ($)
Entertainment 1.0%
Spotify Technology SA* 1,372 740,249
Machinery 1.5%
Atlas Copco AB ''A'' 68,091 1,080,207
Total Sweden (Cost $2,190,131) 2,661,194
Spain 3.4%
Banks 2.1%
Banco Santander SA 220,714 1,476,947
Specialty Retail 1.3%
Industria de Diseno Textil SA 19,366 958,966
Total Spain (Cost $1,893,945) 2,435,913
Norway 3.2%
Banks 2.0%
DNB Bank ASA 55,589 1,452,711
Diversified Telecommunication Services 1.2%
Telenor ASA 62,407 890,920
Total Norway (Cost $1,914,630) 2,343,631
Italy 2.2%
Banks 2.2%
Intesa Sanpaolo SpA (Cost $1,083,871) 309,588 1,582,837
United States 1.9%
Construction Materials 1.9%
CRH PLC (Cost $777,447) (a) 15,690 1,358,953
Ireland 1.6%
Containers & Packaging 1.6%
Smurfit WestRock PLC (Cost $1,428,553) 26,343 1,176,523
Total Common Stocks (Cost $56,402,273) 68,846,481
Preferred Stocks 0.7%
Germany 0.7%
Automobiles 0.7%
Porsche Automobil Holding SE (Cost $1,267,155) 12,572 469,247

Shares Value ($)
Securities Lending Collateral 1.7%
DWS Government & Agency Securities Portfolio ''DWS
Government Cash Institutional Shares'', 4.25%
(Cost 1,211,360) (b) (c) 1,211,360 1,211,360
Cash Equivalents 3.4%
DWS Central Cash Management Government Fund, 4.37%
(Cost $2,475,361) (b) 2,475,361 2,475,361
% of Net
Assets Value ($)
Total Investment Portfolio
(Cost $61,356,149) 101.0 73,002,449
Other Assets and Liabilities, Net
(1.0) (743,685)
Net Assets
100.0 72,258,764
For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.
A summary of the Fund’s transactions with affiliated investments during the period ended
March 31, 2025 are as follows:
Net
Change
Value ($) at
12/31/2024
Purchases
Cost
($)
Sales
Proceeds
($)
Net
Real-
ized
Gain/
(Loss)
($)
in
Unreal-
ized
Appreci-
ation/
(Depreci-
ation)
($)
Income
($)
Capital
Gain
Distri-
butions
($)
Number
of Shares
at
3/31/2025
Value ($)
at
3/31/2025
Securities Lending Collateral 1.7%
DWS Government & Agency Securities Portfolio ''DWS Government Cash Institutional Shares'', 4.25%
(b) (c)
263,920 947,440 (d) – – – 5,777 – 1,211,360 1,211,360
Cash Equivalents 3.4%
DWS Central Cash Management Government Fund, 4.37% (b)
1,828,248 3,773,327 3,126,214 – – 18,040 – 2,475,361 2,475,361
2,092,168 4,720,767 3,126,214 – – 23,817 – 3,686,721 3,686,721

* Non-income producing security.
†
All or a portion of these securities were on loan. In addition, “Other Assets and
Liabilities, Net” includes pending sales amounting to $184,469 that are also on loan.
The value of all securities loaned at March 31, 2025 amounted to $840,738, which is
1.2% of net assets.
(a) CRH PLC is domiciled in United States and is listed on the London Stock Exchange.
(b) Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(c) Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(d) Represents the net increase (purchases cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended March 31, 2025.
144A: Securities exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
CVA: Credit Valuation Adjustment
For purposes of its industry concentration policy, the Fund classifies issuers of portfolio securities at the industry sub-group level.  Certain of the categories in the above Schedule of
Investments consist of multiple industry sub-groups or industries.
Fair Value Measurements
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk).
Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used as of March 31, 2025 in valuing the Fund’s investments.

OBTAIN AN OPEN-END FUND PROSPECTUS
To obtain a summary prospectus, if available, or prospectus, download one from
fundsus.dws.com, talk to your financial representative or call (800) 728-3337. We advise you to carefully consider the product's objectives, risks, charges and expenses before investing. The summary prospectus and prospectus contain this and other important information about the investment product. Please read the prospectus carefully before you invest
.
CLOSED-END FUNDS
The shares of most closed-end funds, including the Fund, are not continuously offered.
Once issued, shares of closed-end funds are bought and sold in the open market. Shares of closed-end funds frequently trade at a discount to net asset value. The price of the fund’s shares is determined by a number of factors, several of which are beyond the control of the fund. Therefore, the fund cannot predict whether its shares will trade at, below or above net asset value.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc., which offers investment products, or DWS Investment
Management Americas Inc. and RREEF America L.L.C., which offer advisory services.
NO BANK GUARANTEE | NOT FDIC INSURED | MAY LOSE VALUE
EEA-PH1
R-080548-3 (1/27)
Assets Level 1 Level 2 Level 3 Total
Common Stocks and/or Other Equity Investments (e)
Germany $ 14,708,031 $ — $ — $ 14,708,031
France 14,575,250 — — 14,575,250
United Kingdom 14,176,689 — — 14,176,689
Switzerland 6,964,961 — — 6,964,961
Netherlands 4,252,112 — — 4,252,112
Denmark 3,079,634 — — 3,079,634
Sweden 2,661,194 — — 2,661,194
Spain 2,435,913 — — 2,435,913
Norway 2,343,631 — — 2,343,631
Italy 1,582,837 — — 1,582,837
United States 1,358,953 — — 1,358,953
Ireland 1,176,523 — — 1,176,523
Short-Term Instruments (e) 3,686,721 — — 3,686,721
Total $ 73,002,449 $ — $ — $ 73,002,449
(e) See Schedule of Investments for additional detailed categorizations.